Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.10%
Estimated undiscounted cash outflow to settle mine restoration cost	$ 122	$ 105
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	3.88%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	3.90%